INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 26,287	$ 22,581
Work in progress	499	423
Finished products	33,924	38,394
Inventories, Net	$ 60,710	$ 61,398